ACCOUNTS PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE.
Credit card payable	$ 767,000	$ 612,000
Shares issued for services	$ 207,000	$ 1,729,350
Shares issued for services (in shares)	1,134,246